BASIS OF PRESENTATION, Revenue from Contract with Customers (Details)	Dec. 31, 2020 Customer Obligation
Revenue from Contracts with Customers [Abstract]
Number of major customers | Customer	1
Number of primary performance obligations | Obligation	1